Acquisitions and Divestitures (Tables)	12 Months Ended
Dec. 28, 2019
Business Acquisition [Line Items]
Assets and Liabilities Held for Sale by Major Class
Our assets and liabilities held for sale, by major class, were (in millions):

	December 28, 2019	December 29, 2018
ASSETS
Cash and cash equivalents	$27	$—
Inventories	21	92
Property, plant and equipment, net	25	139
Goodwill	—	669
Intangible assets, net	23	437
Other	26	39
Total assets held for sale	$122	$1,376
LIABILITIES
Trade payables	$3	$16
Other	6	39
Total liabilities held for sale	$9	$55

Primal Nutrition
Business Acquisition [Line Items]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The final purchase price allocation to assets acquired and liabilities assumed in the Primal Acquisition was (in millions):

Cash	$2
Other current assets	15
Identifiable intangible assets	66
Current liabilities	(6)
Net assets acquired	77
Goodwill on acquisition	124
Total consideration	$201

Purchase Price Allocation to Identifiable Intangible Assets Acquired
The purchase price allocation to identifiable intangible assets acquired in the Primal Acquisition was:

	Fair Value (in millions of dollars)	Weighted Average Life (in years)
Definite-lived trademarks	$52.5	15
Customer-related assets	13.5	20
Total	$66.0

Cerebos
Business Acquisition [Line Items]
Purchase Price Allocation to Assets Acquired and Liabilities Assumed
The final purchase price allocation to assets acquired and liabilities assumed in the Cerebos Acquisition was (in millions):

Cash	$23
Other current assets	65
Property, plant and equipment, net	75
Identifiable intangible assets	100
Trade and other payables	(41)
Other non-current liabilities	(3)
Net assets acquired	219
Goodwill on acquisition	25
Total consideration	$244

Purchase Price Allocation to Identifiable Intangible Assets Acquired
The final purchase price allocation to identifiable intangible assets acquired in the Cerebos Acquisition was:

	Fair Value (in millions of dollars)	Weighted Average Life (in years)
Definite-lived trademarks	$87	22
Customer-related assets	13	12
Total	$100

Heinz India
Business Acquisition [Line Items]
Assets and Liabilities Held for Sale by Major Class	The components of the pre-tax gain were as follows (in millions):

Proceeds	$655
Less investment in Heinz India	(355)
Recognition of tax indemnification	(48)
Other	(3)
Pre-tax gain on sale of Heinz India	$249

Canada Natural Cheese
Business Acquisition [Line Items]
Assets and Liabilities Held for Sale by Major Class
The components of the pre-tax gain were as follows (in millions):

Proceeds	$1,236
Less carrying value of Canada Natural Cheese net assets	(995)
Other	1
Pre-tax gain resulting from Canada Natural Cheese Transaction	$242